SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NONCONVERTIBLE NOTE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	$ 6,969,754	$ 7,190,303
Principal of Non-Convertible Notes Long Term	5,456,625	5,840,738
Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Discount, long term		(1,642,823)
Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Discount, current	(185,464)	(162,391)
Debt Discount, long term	(1,297,085)
Non convertible Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	5,000	5,000
Non convertible Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current
Deed of Trust Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	481,607	490,276
Deed of Trust Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	53,712	53,712
Deed of Trust Note One [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	481,607	490,276
Deed of Trust Note One [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	53,712	53,712
Equipment Finance Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term
Equipment Finance Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	21,745	115,321
Equipment Finance Note One [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term
Equipment Finance Note One [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	66,714	184,169
Equipment Finance Note Two [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	179,265
Equipment Finance Note Two [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	287,460	120,482
Equipment Finance Note Three [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	876,220	383,999
Equipment Finance Note Three [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	228,840	199,140
Equipment Finance Note Four [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	628,177	971,570
Equipment Finance Note Four [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	171,660	228,840
Equipment Finance Note Five [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	951,927	699,702
Equipment Finance Note Five [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	260,400	171,660
Equipment Finance Note Six [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	762,333	1,060,427
Equipment Finance Note Six [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	208,320	260,400
Equipment Finance Note Seven [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	1,152,000	849,133
Equipment Finance Note Seven [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	276,480	208,320
Equipment Finance Note Eight [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	1,065,741	970,057
Equipment Finance Note Eight [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	88,596	276,480
Equipment Finance Note Nine [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	84,833	1,478,121
Equipment Finance Note Nine [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	45,720	88,599
Simple Agreement for Future Tokens [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term	85,000	85,000
Simple Agreement for Future Tokens [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current
DWM Property Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Long Term
DWM Property Note [Member] | Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal of Non-Convertible Notes Current	$ 5,391,859	$ 5,391,859